CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 5,804	$ 5,051	$ 2,299	$ 10,855	$ 5,711
Depreciation, depletion, amortization and impairment	3,321	4,578	3,287	7,899	6,760
Non-current liabilities, valuation allowances and deferred taxes	1,427	2,538	210	3,965	331
(Gains) losses on disposals of assets	(165)	(13)	(85)	(178)	(370)
Undistributed affiliates' equity earnings	2,999	262	1,255	3,261	682
(Increase) decrease in working capital	2,498	(4,923)	669	(2,425)	(150)
Other changes, net	400	124	(84)	524	185
Cash flow from operating activities	16,284	7,617	7,551	23,901	13,149
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(5,150)	(3,457)	(2,675)	(8,607)	(5,085)
Acquisitions of subsidiaries, net of cash acquired	(82)		(170)	(82)	(170)
Investments in equity affiliates and other securities	(136)	(89)	(307)	(225)	(2,433)
Increase in non-current loans	(278)	(241)	(380)	(519)	(680)
Total expenditures	(5,646)	(3,787)	(3,532)	(9,433)	(8,368)
Proceeds from disposals of intangible assets and property, plant and equipment	153	177	45	330	271
Proceeds from disposals of subsidiaries, net of cash sold	63	88		151	229
Proceeds from disposals of non-current investments	35	215	216	250	279
Repayment of non-current loans	413	929	167	1,342	301
Total divestments	664	1,409	428	2,073	1,080
Cash flow used in investing activities	(4,982)	(2,378)	(3,104)	(7,360)	(7,288)
CASH FLOW USED IN FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	371		381	371	381
Issuance (repayment) of shares: Treasury shares	(1,988)	(1,176)		(3,164)	(165)
Dividends paid: Parent company shareholders	(1,825)	(1,928)	(2,094)	(3,753)	(4,184)
Dividends paid: Non-controlling interests	(97)	(22)	(53)	(119)	(63)
Net issuance (repayment) of perpetual subordinated notes	(1,958)	1,958			3,248
Payments on perpetual subordinated notes	(138)	(136)	(147)	(274)	(234)
Other transactions with non-controlling interests	(10)	5		(5)	(55)
Net issuance (repayment) of non-current debt	508	34	51	542	(839)
Increase (decrease) in current borrowings	(2,703)	657	(4,369)	(2,046)	(6,031)
Increase (decrease) in current financial assets and liabilities	(731)	5,594	(67)	4,863	(215)
Cash flow from (used in) financing activities	(8,571)	4,986	(6,298)	(3,585)	(8,157)
Net increase (decrease) in cash and cash equivalents	2,731	10,225	(1,851)	12,956	(2,296)
Effect of exchange rates	(1,159)	(291)	209	(1,450)	(329)
Cash and cash equivalents at the beginning of the period	31,276	21,342	30,285	21,342	31,268
Cash and cash equivalents at the end of the period	$ 32,848	$ 31,276	$ 28,643	$ 32,848	$ 28,643